Income Tax	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
INCOME TAX

18. INCOME TAX

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Income tax
- Current year provision	13,319	19,734	257,571
- Under-provision in prior year	17,684	15,941	33,408
	31,003	35,675	290,979
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(6,466,803)	337,478	(7,569,432)
- Overprovision in prior year	-	(1,107,706)	(3,542,190)
	(6,466,803)	(770,228)	(11,111,622)
	(6,435,800)	(734,553)	(10,820,643)

Malaysian income tax is calculated at the statutory tax rate of 24% (June 30, 2025 and 2024: 24%) of the estimated taxable profit for the fiscal year.

Under the current and applicable laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Singapore income tax for companies is calculated at the statutory tax rate of 17% (June 30, 2025 and 2024: 17%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	For the years ended
	June 30, 2026	June 30, 2025	June 30, 2024
	RM	RM	RM

Loss before tax	(90,272,715)	(72,104,372)	(65,509,477)

Tax at Malaysian statutory rate of 24% (June 30, 2025 and 2024: 24%)	(21,665,452)	(17,305,049)	(15,722,274)

Tax effects in respect of:
Non-allowable expenses	21,705,670	6,113,483	591,130
Non-taxable income	(1,201)	(24,438)	(1)
Deferred tax assets not recognized	-	9,757,147	11,256,099
Changes in unrecognized temporary differences	-	(4,087,086)	(611,451)
Tax exempt income	-	-	8,595
Utilisation of unrecognized deferred tax assets	-	-	(2,833,959)
Unabsorbed tax losses disregard	556,746	2,544,112	-
Changes in recognized temporary differences	-	3,359,043	-
Reversal of deferred tax liabilities	(7,049,247)	-	-
	(6,453,484)	357,212	(7,311,861)

Under/(over) provision in prior years:
Income tax	17,684	15,941	33,408
Deferred tax	-	(1,107,706)	(3,542,190)
Income tax	(6,435,800)	(734,553)	(10,820,643)

The Group’s effective tax rate for the years ended June 30, 2026, 2025 and 2024, was 7.13%, 1.02% and 16.52%, respectively.